Intangible assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Software | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 53,435,000
Ending balance	63,067,000	$ 53,435,000
Software internally developed | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	35,038,000
Ending balance	28,082,000	35,038,000
Business solutions | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	22,185,000
Ending balance	18,456,000	22,185,000
Business solutions | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	367,278,000
Ending balance	383,834,000	367,278,000
Client relationships and backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	145,167,000
Ending balance	225,136,000	145,167,000
Beginning balance	623,103,000
Impairment	11,574,000
Ending balance	718,575,000	623,103,000
Cost | Software | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	228,673,000	238,940,000
Additions	50,534,000	33,963,000
Additions - business acquisitions	69,000
Measurement period adjustment		0
Disposals/retirements	(26,301,000)	(49,103,000)
Foreign currency translation adjustment	3,203,000	4,873,000
Ending balance	256,178,000	228,673,000
Cost | Software internally developed | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	110,225,000	104,486,000
Additions	7,720,000	9,130,000
Additions - business acquisitions	0
Measurement period adjustment		0
Disposals/retirements	(5,806,000)	(3,900,000)
Foreign currency translation adjustment	931,000	509,000
Ending balance	113,070,000	110,225,000
Cost | Business solutions | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	90,139,000	78,580,000
Additions	0	19,811,000
Additions - business acquisitions	0
Measurement period adjustment		0
Disposals/retirements	(9,672,000)	(9,002,000)
Foreign currency translation adjustment	1,309,000	750,000
Ending balance	81,776,000	90,139,000
Cost | Business solutions | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	841,740,000	734,021,000
Additions	100,810,000	111,894,000
Additions - business acquisitions	0
Measurement period adjustment		0
Disposals/retirements	(20,221,000)	0
Foreign currency translation adjustment	5,968,000	(4,175,000)
Ending balance	928,297,000	841,740,000
Cost | Client relationships and backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,248,069,000	1,231,393,000
Additions	0	0
Additions - business acquisitions	124,330,000
Measurement period adjustment		(8,951,000)
Disposals/retirements	0	0
Foreign currency translation adjustment	39,762,000	25,627,000
Ending balance	1,412,161,000	1,248,069,000
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,518,846,000	2,387,420,000
Additions	159,064,000	174,798,000
Additions - business acquisitions	124,399,000
Measurement period adjustment		(8,951,000)
Disposals/retirements	(62,000,000)	(62,005,000)
Foreign currency translation adjustment	51,173,000	27,584,000
Ending balance	2,791,482,000	2,518,846,000
Accumulated amortization and impairment | Software | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(175,238,000)	(189,639,000)
Disposals/retirements	26,301,000	49,103,000
Foreign currency translation adjustment	(2,647,000)	(4,227,000)
Amortization expense	40,088,000	30,475,000
Impairment	1,439,000
Ending balance	(193,111,000)	(175,238,000)
Accumulated amortization and impairment | Software internally developed | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(75,187,000)	(65,323,000)
Disposals/retirements	5,806,000	3,900,000
Foreign currency translation adjustment	(666,000)	(343,000)
Amortization expense	14,810,000	13,421,000
Impairment	131,000
Ending balance	(84,988,000)	(75,187,000)
Accumulated amortization and impairment | Business solutions | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(67,954,000)	(73,094,000)
Disposals/retirements	9,672,000	9,002,000
Foreign currency translation adjustment	(1,200,000)	(588,000)
Amortization expense	3,838,000	3,274,000
Impairment	0
Ending balance	(63,320,000)	(67,954,000)
Accumulated amortization and impairment | Business solutions | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(474,462,000)	(408,298,000)
Disposals/retirements	20,221,000	0
Foreign currency translation adjustment	(2,517,000)	2,889,000
Amortization expense	77,701,000	69,053,000
Impairment	10,004,000
Ending balance	(544,463,000)	(474,462,000)
Accumulated amortization and impairment | Client relationships and backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,102,902,000)	(1,035,107,000)
Disposals/retirements	0	0
Foreign currency translation adjustment	(34,819,000)	(19,971,000)
Amortization expense	49,304,000	47,824,000
Impairment	0
Ending balance	(1,187,025,000)	(1,102,902,000)
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,895,743,000)	(1,771,461,000)
Disposals/retirements	62,000,000	62,005,000
Foreign currency translation adjustment	(41,849,000)	(22,240,000)
Amortization expense	185,741,000	164,047,000
Impairment	11,574,000
Ending balance	$ (2,072,907,000)	$ (1,895,743,000)